Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	USA MUTUALS
Entity Central Index Key	dei_EntityCentralIndexKey	0001137095
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2019
Prospectus Date	rr_ProspectusDate	Jul. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
USA Mutuals Vice Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals Vice Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the USA Mutuals Vice Fund (the “Vice Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Vice Fund. You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A to this Prospectus. More information about these and other discounts is available from your financial professional and under “Shareholder Information—Sales Charge Reductions and Waivers for the Vice Fund” beginning on page 24 of this Prospectus and “Purchase and Redemption of Shares—Class A Sales Charge Waivers” beginning on page 34 of the Statement of Additional Information and Appendix A to this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Vice Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14.69% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.69%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Vice Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2020.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Vice Fund, a diversified investment company, invests primarily in equity securities (i.e., common stocks, preferred stocks and securities convertible into common stocks) of small, medium and large capitalization companies, which include U.S. issuers and foreign issuers, including those whose securities are traded in foreign jurisdictions, as well as those whose securities are traded in the U.S. as American Depositary Receipts (“ADRs”).

Under normal market conditions, the Vice Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies that derive a significant portion of their revenues from a group of vice industries that includes the alcoholic beverages, defense/aerospace, gaming and tobacco industries. The Fund will concentrate at least 25% of its net assets in this group of four vice industries (but no more than 80% of its net assets in any single industry).

The Vice Fund will also participate in other strategies in an attempt to generate incremental returns, including short selling of securities and certain options strategies. Use of these strategies may vary depending upon market and other conditions, and may be limited by regulatory and other constraints to which the Fund is subject.

For cash management purposes or due to a lack of suitable investment opportunities, the Vice Fund may hold up to 20% of its net assets in cash or similar short-term, high‑quality debt securities. For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high-quality, short-term debt securities and money market instruments. These short‑term debt securities and money market instruments include commercial paper, certificates of deposit, bankers’ acceptances, shares of money market mutual funds, U.S. Government securities and repurchase agreements.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Vice Fund can increase during times of significant market volatility. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk. U.S. and international markets have experienced significant volatility in recent years. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

•	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•
Stock Market Risk. Certain stocks selected for the Vice Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk. Investment strategies employed by the Advisor in selecting investments for the Vice Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	Asset Allocation Risk. Asset allocation to a particular strategy may not reflect actual market movement or the effect of economic conditions.

•
Sector/Industry Concentration Risk. The Vice Fund concentrates at least 25% of its net assets in the group of four vice industries identified in this Prospectus and therefore may be subject to the risks affecting those industries, including the risk that the securities of companies within those industries will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting those industries, more than would a fund that invests in a wide variety of industries.

•
Small- and Mid-Capitalization Companies Risk. Investing in small- to mid-capitalization companies whose performance can be more volatile and who face greater risk of business failure could increase the volatility of the Vice Fund’s portfolio. The Fund may have difficulty selling small- to mid-capitalization securities during a down market due to lower liquidity.

•
Large-Capitalization Companies Risk. Large-capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors and may not be able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Government-Sponsored Entities Risk. There is no assurance the U.S. Government will provide financial support on securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.

•
Foreign and Emerging Market Securities Risk. Political, social or economic instability in foreign developed and emerging markets may cause the value of the Vice Fund’s investments in foreign securities to decline.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Vice Fund’s portfolio.

•
Convertible Securities Risk. Convertible securities are subject to many of the same risks as regular fixed-income securities, including the risk that when market interest rates rise, the value of the convertible security falls, and in the event of a liquidation of the issuing company, holders of convertible securities generally would be paid after the company’s creditors but before the company’s common shareholders.

•
ADR Risk. Unsponsored ADRs held by the Vice Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer, and there is less information available about unsponsored ADRs than sponsored ADRs; unsponsored ADRs are also not obligated to pass through voting rights to the Fund.

•	Currency Risk. Currency-rate fluctuations due to political, social or economic instability may cause the value of the Vice Fund’s investments to decline.

•
Derivatives Risk. Investing in derivatives, specifically call and put options, for hedging purposes and to reduce Vice Fund volatility, as well as direct investment may subject the Fund to losses if the derivatives do not perform as expected.

•
Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Vice Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•
Options Risk. Options may be more volatile than direct investments in the underlying securities, may involve additional costs, may involve a small initial investment relative to the risk assumed, and may be less liquid than investments directly in the underlying securities.

•
Liquidity Risk. The securities of many companies with small- and mid-size capitalizations may have less “float” (the number of shares that normally trade on a given day) and less interest in the market and therefore are subject to liquidity risk. Certain securities may be difficult or impossible to sell at the time and price that the Vice Fund would like to sell.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Vice Fund is susceptible to operational, information security, and related risks; cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value (“NAV”), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Vice Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The information shown assumes reinvestment of distributions. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available through the Fund’s website at www.usamutuals.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Vice Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Vice Fund - Investor Class Shares(1) Calendar Year Total Returns as of December 31
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

(1)
The returns shown in the bar chart are for the Vice Fund’s Investor Class shares. Institutional Class, Class A and Class C shares have substantially similar returns because the Fund’s Institutional Class, Investor Class, Class A and Class C shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Vice Fund’s Investor Class shares as of June 30, 2019 was 19.08%. During the period shown in the bar chart, the best performance for a quarter was 14.22% (for the quarter ended June 30, 2009). The worst performance was -15.40% (for the quarter ended December 31, 2018).

Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are shown for Investor Class shares and will vary for Institutional Class, Class A and Class C shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

USA Mutuals Vice Fund | S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.55%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	406
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,562
Label	rr_AverageAnnualReturnLabel	Institutional Class Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(20.97%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	479
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,820
Annual Return 2009	rr_AnnualReturn2009	12.71%
Annual Return 2010	rr_AnnualReturn2010	18.04%
Annual Return 2011	rr_AnnualReturn2011	10.82%
Annual Return 2012	rr_AnnualReturn2012	21.16%
Annual Return 2013	rr_AnnualReturn2013	32.19%
Annual Return 2014	rr_AnnualReturn2014	0.78%
Annual Return 2015	rr_AnnualReturn2015	2.58%
Annual Return 2016	rr_AnnualReturn2016	9.41%
Annual Return 2017	rr_AnnualReturn2017	25.72%
Annual Return 2018	rr_AnnualReturn2018	(21.27%)
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(21.27%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.28%	[1]
10 Years	rr_AverageAnnualReturnYear10	10.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 30, 2002
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.44%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.02%	[1]
10 Years	rr_AverageAnnualReturnYear10	9.41%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%	[1]
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Investor Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.44%)	[1]
5 Years	rr_AverageAnnualReturnYear05	1.71%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.40%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.11%	[1]
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.49%	[3]
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund’s Class A shares.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 718
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,027
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,358
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,290
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(25.91%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.05%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2011
USA Mutuals Vice Fund | USA Mutuals Vice Fund - Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VICCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 327
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,216
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,612
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	227
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,216
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,612
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(22.58%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.52%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	8.15%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 08, 2011
USA Mutuals Navigator Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals Navigator Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the USA Mutuals Navigator Fund (the “Navigator Fund” or the “Fund”) is capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Navigator Fund. You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table. Class Z shares are not currently offered for sale.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Navigator Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio, excluding short-term investments, option transactions, derivative instruments, short sales and transfer in-kind transactions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Navigator Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that you reinvest all distributions, and that the Fund’s operating expenses remain the same each year. You may be required to pay brokerage commissions on your purchases and sales of Class Z shares of the Fund, which are not reflected in this table. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through July 31, 2020.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Navigator Fund, a diversified investment company, pursues its investment objective by employing a discretionary trading strategy which attempts to tactically allocate exposure levels in the U.S. stock market. Specifically, the Advisor invests the portfolio in long and short equity stock index futures, primarily on the S&P 500® Index; however, the Advisor may also invest in stock index futures listed on other equity exchanges.

A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking or delivery of cash, in most cases the Navigator Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or a loss, before cash settlement is required. The Fund may use stock index futures for hedging or speculation purposes.

The Navigator Fund’s investment methodology is based on the Advisor’s quantitative indicators and models. The methodology begins with a top-down analysis of a broad array of fundamental and statistical data relating to the stock market. This data can be classified into five distinct categories:

1) Market valuation (whether the market is over-valued, under-valued or neutral);
2) Investor sentiment (investor expectations about the market, used as a contrary measure);
3) Market intervals (market momentum, market structure and seasonal factors);
4) Monetary environment (interest rates and macroeconomic circumstances); and
5) Macro Factors (external influences that may impact U.S. stock indexes).

An assessment of these categories determines the amount of long or short equity allocation exposure in the Navigator Fund through investment in stock index futures. This equity exposure through futures generally ranges from 30% short to 130% long.

The Navigator Fund implements short positions by using futures. Short sales are transactions where the Fund sells securities it does not own in anticipation of a decline in the value of the securities. The Fund must borrow the security to deliver it to the buyer. The Fund is then obligated to replace the security borrowed at the market price at the time of replacement. The Fund may enter into a futures contract pursuant to which it agrees to sell an asset (that it does not currently own) at a specified price at a specified point in the future. This gives the Fund a short position with respect to that asset.

The Navigator Fund will use leverage through derivatives; however, the only derivatives in which the Fund invests are stock index futures. Leverage includes the practice of borrowing money to purchase securities or borrowing securities to sell them short. Investments in derivative instruments also involve the use of leverage because the amount of exposure to the underlying asset is often greater than the amount of capital required to purchase the derivative instrument. Leverage can increase or decrease the investment returns of the Fund. As a result, the sum of the Fund’s investment exposures may at times exceed the amount of assets invested in the Fund, although these exposures may vary over time.

Buy and sell decisions are at the discretion of the portfolio manager and are based on a compilation of proprietary indicators of broad market sentiment.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Navigator Fund can increase during times of significant market volatility. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. Investments in the Fund are subject to the following principal risks:

•
Recent Market Events Risk. U.S. and international markets have experienced significant volatility in recent years. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Navigator Fund may be increased. Continuing market volatility may have adverse effects on the Fund.

•
Stock Market Risk. The Navigator Fund invests in stock index futures of companies included within equity indices, which exposes the Fund to stock market risk. Instruments selected to gain stock market exposure for the Fund’s portfolio may decline in value more than the overall stock market. Investments are subject to market risk, which may cause the value of the Fund’s investments to decline.

•
Management Risk. Investment strategies employed by the Advisor in selecting investments for the Navigator Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
Futures Contract Risk. Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures may result in a substantial loss in a short period. The loss may be potentially unlimited and may be more than the original investment.

•
Short Selling Risk. If the value of a security sold short increases prior to the scheduled delivery date the Navigator Fund will lose money, since the Fund must pay more for the security than it has received from the purchaser in the short sale.

•	Derivatives Risk. Investing in derivatives, specifically futures contracts, may subject the Navigator Fund to losses if the derivatives do not perform as expected.

•	Leverage Risk. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Navigator Fund’s portfolio.

•
Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Navigator Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
Simultaneous with the commencement of the Navigator Fund’s investment operations on October 13, 2017, the Goldman Navigator Fund, L.P., a limited partnership managed by Mr. Steven Goldman (the “Predecessor Partnership”), converted into the Institutional Class shares of the Fund by contributing all of its assets to the Fund in exchange for Institutional Class shares of the Fund. From its inception in 2002 through 2012, the Predecessor Partnership was managed as a proprietary account of Mr. Goldman, and was converted to a limited partnership in 2012. From its inception in 2002 through October 13, 2017, the Predecessor Partnership maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund, and at the time of the conversion, the Predecessor Partnership was managed by the same portfolio manager as the Fund. Mr. Goldman managed the Predecessor Partnership since its inception in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund’s performance for periods before October 13, 2017 is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership. The performance includes gains or losses plus income and the reinvestment of all dividends and interest. All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes. If the Predecessor Partnership’s performance was adjusted to reflect the projected first year expenses of the Fund, the performance for all periods may have been lower than that stated.

The performance returns of the Predecessor Partnership are audited. The Predecessor Partnership was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), which, if applicable, may have adversely affected its performance. On a going forward basis after October 13, 2017, the Fund’s performance is calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership. Please refer to the Financial Statements section of the Statement of Additional Information (“SAI”) to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Navigator Fund. The bar chart shows the Fund’s and the Predecessor Partnership’s annual returns from year to year, as applicable. The performance shown is that of the Predecessor Partnership for periods prior to October 13, 2017. The table shows how the Fund’s average annual returns for the one-, five-, and ten-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.usamutuals.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Navigator Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.usamutuals.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Navigator Fund – Institutional Class Shares Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date return for the Navigator Fund’s Institutional Class shares as of June 30, 2019 was 15.73%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 11.47% (quarter ended September 30, 2010) and the lowest return for a calendar quarter was -13.23% (quarter ended June 30, 2010).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.23%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Navigator Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Navigator Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns shown prior to October 13, 2017, were calculated as if the Predecessor Partnership had qualified as a regulated investment company for federal income tax purposes.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an annual tax deduction that benefits the investor.

USA Mutuals Navigator Fund | S&P 500 Index® (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index® (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[7]
5 Years	rr_AverageAnnualReturnYear05	8.49%	[7]
10 Years	rr_AverageAnnualReturnYear10	13.12%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	7.01%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2002
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UNAVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	713
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,716
Annual Return 2009	rr_AnnualReturn2009	16.74%
Annual Return 2010	rr_AnnualReturn2010	10.88%
Annual Return 2011	rr_AnnualReturn2011	3.09%
Annual Return 2012	rr_AnnualReturn2012	4.80%
Annual Return 2013	rr_AnnualReturn2013	25.12%
Annual Return 2014	rr_AnnualReturn2014	8.80%
Annual Return 2015	rr_AnnualReturn2015	(1.38%)
Annual Return 2016	rr_AnnualReturn2016	7.62%
Annual Return 2017	rr_AnnualReturn2017	18.36%
Annual Return 2018	rr_AnnualReturn2018	(4.90%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.90%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.38%	[7]
10 Years	rr_AverageAnnualReturnYear10	8.56%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.23%	[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2002
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.14%)	[7]
5 Years	rr_AverageAnnualReturnYear05	5.29%	[7]
10 Years	rr_AverageAnnualReturnYear10	8.52%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	11.20%	[7]
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.81%)	[7]
5 Years	rr_AverageAnnualReturnYear05	4.18%	[7]
10 Years	rr_AverageAnnualReturnYear10	7.01%	[7]
Since Inception	rr_AverageAnnualReturnSinceInception	9.77%	[7]
USA Mutuals Navigator Fund | USA Mutuals Navigator Fund - Class Z Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ZNAVX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.01%	[8],[9]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 204
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	713
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,716

[1]	Inception date 8/30/2002.
[2]	“Other Expenses” for the Institutional Class reflect 0.02% of sub-transfer agency fees.
[3]	USA Mutuals Advisors, Inc. (the “Advisor”), the Vice Fund’s investment advisor, has contractually agreed to limit the Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.24% of average net assets of the Fund through July 31, 2020, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees, unless either the Board of Trustees or the Advisor terminates the agreement prior to such renewal. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.24%. The current term of the agreement may only be terminated by the Board of Trustees of the Trust. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.
[4]	Inception date 4/1/2014.
[5]	The Vice Fund has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the Rule 12b-1 Plan, the Fund may pay an annual Rule 12b-1 distribution fee of up to 0.50% for Class A shares. For the 12-month period covered by this Prospectus, the Fund’s Board of Trustees (the “Board of Trustees”) has authorized a Rule 12b-1 distribution fee of only 0.25% for Class A shares.
[6]	Inception date 12/8/2011.
[7]	The returns shown prior to October 13, 2017 are those of the Predecessor Partnership.
[8]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[9]	USA Mutuals Advisors, Inc. (the “Advisor”), the Fund’s investment advisor, has contractually agreed to limit the Navigator Fund’s total annual fund operating expenses (exclusive of front-end or contingent deferred loads, shareholder servicing plan fees, taxes, interest and dividends on short positions, brokerage, acquired fund fees and expenses, extraordinary expenses and class specific expenses like distribution (12b-1) fees (collectively, “Excluded Expenses”)) to 1.99% of average net assets of the Fund through July 31, 2020, with such renewal terms of one year, each measured from the date of renewal, as may be approved by the Board of Trustees. To the extent the Fund incurs Excluded Expenses, Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement may be greater than 1.99%. The current term of the agreement may only be terminated by the Board of Trustees. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid by the Advisor, subject to the operating expense limitation agreement, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.